STATEMENTS OF OPERATION - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
REVENUE:
Sales
COST OF GOODS SOLD
GROSS MARGIN
OPERATING EXPENSES
Amortization	114,689		114,689		51,036
Research and development expenses	128,559		255,829		37,901		4,196
Payroll expenses	71,348	40,369	142,696	80,738	184,537		161,931
Professional fees	93,015	7,060	186,179	18,017	143,235		50,779
Selling, general and administrative expenses	7,533	2,499	9,760	5,800	15,319		16,471
TOTAL OPERATING EXPENSES	357,799	49,928	709,152	104,555	432,028		233,377
LOSS FROM OPERATIONS	(357,799)	(49,042)	(709,152)	(104,555)	(432,028)		(233,377)
OTHER EXPENSE (INCOME)
Interest Expense					81
Interest income	0	(50)	(11)	(111)	(186)		(369)
TOTAL OTHER EXPENSE (INCOME)	0	(50)	(11)	(111)	(105)		(369)
NET LOSS	$ (709,141)	$ (104,444)	$ (709,141)	$ (104,444)	$ (431,923)		$ (233,008)
NET LOSS PER COMMON SHARE, BASIC AND DILUTED	$ 0.00	$ (0.00)	$ (0.01)	$ (0.00)	$ 0.00		$ 0.00
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC AND DILUTED	87,504,667	87,210,000	87,355,108	87,210,000	87,198,875		87,210,000
LAT PARMA LLC
REVENUE:
Sales
COST OF GOODS SOLD
GROSS MARGIN
OPERATING EXPENSES
Research and development expenses								10,989
Professional fees						11,924		7,735
Bank Charges						526		329
Office Expenses								574
Conference Fee								1,080
Website Hosting						185		173
Telephone						187
Travel						5,821
Taxes & Licenses						250
Outside Services (See Note 5)						95,921
General and Administrative Expenses:						114,814		20,880
OTHER EXPENSE (INCOME)
Interest income						7
TOTAL OTHER EXPENSE (INCOME)						7
NET LOSS						(114,807)		(20,880)
Partnership Capital, Beginning						13,802		4,682
Partner Contributions (See Note 6)						97,000		30,000
Partnership Capital, ENDING		$ 4,005		$ 4,005		$ 4,005		$ 13,802